Non-operating Income And Expenses	12 Months Ended
Dec. 31, 2020
Non Operating Income And Expenses [Abstract]
Other Nonoperating Income And Expense Text Block

33. Non-Operating Income and Expenses

Details of non-operating income and expenses for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018		2019		2020
	(In millions of Korean won)
Non-operating income
Gains on disposal of property and equipment	￦	34,238	￦	35,747	￦	111,132
Rental income		55,321		85,720		113,075
Gain on a bargain purchase		—		—		145,067
Gain on sales of disposal group held for sale		118,716		2,731		—
Others		37,122		84,793		96,931

		245,397		208,991		466,205

Non-operating expenses
Losses on disposal of property and equipment		6,131		8,587		11,945
Donation		130,249		102,711		113,083
Restoration costs		4,386		2,902		5,043
Management cost for written-off loans		3,338		3,382		3,018
Others		91,502		64,523		143,726

		235,606		182,105		276,815

Net non-operating income	￦	9,791	￦	26,886	￦	189,390